UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21340

                     Scudder RREEF Real Estate Fund II, Inc.
                     ---------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder RREEF Real Estate Fund II, Inc.
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares                Value ($)
                                                                                        ------------------------------------


Common Stocks 121.7%
Apartments 20.8%
Amli Residential Properties Trust (REIT) (c)                                              1,407,800              38,559,642
Apartment Investment & Management Co. "A" (REIT)                                          1,419,159              52,792,715
Gables Residential Trust (REIT) (c)                                                       1,325,100              44,125,830
GMH Communities Trust (REIT)                                                                591,800               6,929,978
                                                                                                               ------------
                                                                                                                142,408,165

Diversified 19.8%
American Campus Communities, Inc. (REIT) (c)                                                540,102              11,342,142
American Financial Realty Trust (REIT)                                                    1,431,800              20,947,234
Canyon Ranch Holdings LLC (REIT)                                                            864,000              20,910,096
Crescent Real Estate Equities Co. (REIT)                                                    325,700               5,321,938
Crystal River Capital 144A*                                                                 332,500               8,312,500
Digital Realty Trust, Inc. (REIT)                                                           791,000              11,366,670
iStar Financial, Inc. (REIT)                                                                381,700              15,718,406
Lexington Corporate Properties Trust (REIT)                                               1,775,700              38,958,858
One Liberty Properties, Inc. (REIT)                                                         150,000               2,799,000
                                                                                                               ------------
                                                                                                                135,676,844

Health Care 8.7%
National Health Investors, Inc. (REIT)                                                      390,500              10,145,190
OMEGA Healthcare Investors, Inc. (REIT)                                                     766,800               8,419,464
Senior Housing Properties Trust (REIT)                                                    1,221,900              20,381,292
Ventas, Inc. (REIT)                                                                         810,200              20,222,592
                                                                                                               ------------
                                                                                                                 59,168,538

Hotels 11.8%
Eagle Hospitality Properties Trust, Inc. (REIT)                                             670,500               6,014,385
Hersha Hospitality Trust (REIT) (c)                                                       2,457,300              24,499,281
Hospitality Properties Trust (REIT)                                                         431,700              17,432,046
Sunstone Hotel Investors, Inc. (REIT)*                                                    1,534,400              32,912,880
                                                                                                               ------------
                                                                                                                 80,858,592

Industrial 13.3%
First Industrial Realty Trust, Inc. (REIT)                                                1,120,100              42,373,383
Liberty Property Trust (REIT)                                                             1,234,500              48,207,225
                                                                                                               ------------
                                                                                                                 90,580,608

Office 23.0%
Arden Realty Group, Inc. (REIT)                                                           1,304,972              44,173,302
Glenborough Realty Trust, Inc. (REIT)                                                     1,480,008              28,297,753
Highwoods Properties, Inc. (REIT)                                                           754,800              20,243,736
HRPT Properties Trust (REIT)                                                              4,221,700              50,280,447
Mack-Cali Realty Corp. (REIT)                                                               343,482              14,546,463
                                                                                                               ------------
                                                                                                                157,541,701

Regional Malls 16.9%
Feldman Mall Properties, Inc. (REIT)* (c)                                                   837,400              10,140,914
Glimcher Realty Trust (REIT) (c)                                                          2,062,753              48,887,246
Pennsylvania Real Estate Investment Trust (REIT)                                            597,539              24,092,772
Simon Property Group, Inc. (REIT)                                                           533,800              32,337,604
                                                                                                               ------------
                                                                                                                115,458,536

Shopping Centers 7.4%
Heritage Property Investment Trust (REIT)                                                 1,002,200              29,745,296
Ramco-Gershenson Properties Trust (REIT)                                                    754,800              20,492,820
                                                                                                               ------------
                                                                                                                 50,238,116


Total Common Stocks (Cost $755,526,058)                                                                         831,931,100
                                                                                                               ------------
Preferred Stocks 25.7%
Apartments 2.1%
Apartment Investment & Management Co., 8.0%, Series T (REIT)                                136,200               3,365,502
Associated Estates Realty Corp., 8.7%, Series II (REIT)                                     429,000              10,982,400
                                                                                                               ------------
                                                                                                                 14,347,902

Diversified 2.2%
Capital Automotive, 8.0%, Series B (REIT)                                                   270,000               7,047,000
Digital Realty Trust, Inc,. 8.5%, Series A (REIT)                                           298,800               7,768,800
                                                                                                               ------------
                                                                                                                 14,815,800

Health Care 0.7%
LTC Properties, Inc., 8.0%, Series F (REIT)                                                 200,000               5,146,000
                                                                                                               ------------
Hotels 6.1%
FelCor Lodging Trust, Inc., 9.0%, Series B (REIT)                                           116,600               2,996,620
Host Marriott Corp., 8.875%, Series E (REIT)                                                204,400               5,508,580
La Quinta Corp., 9.0%, Series A                                                              86,500               2,205,750
LaSalle Hotel Properties, 8.375%, Series B (REIT)                                           270,000               6,901,200
Strategic Hotel Capital, Inc., 8.5%, 144A (REIT)*                                           332,500               8,229,375
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)                                       633,500              16,055,297
                                                                                                               ------------
                                                                                                                 41,896,822

Manufactured Homes 0.7%
American Land Lease, Inc., 7.75% (REIT)*                                                    175,000               4,475,625
                                                                                                               ------------
Office 4.3%
Alexandria Real Estate Equities, Inc., 8.375%, Series C (REIT)                              370,200               9,715,899
SL Green Realty Corp., 7.58%, Series C (REIT)                                               775,000              19,646,250
                                                                                                               ------------
                                                                                                                 29,362,149

Regional Malls 1.2%
Taubman Centers, Inc., 8.0%, Series G (REIT)                                                329,253               8,527,653
                                                                                                               ------------
Shopping Centers 8.4%
Cedar Shopping Centers, Inc., 8.875% (REIT)                                                 300,000               7,875,000
Saul Centers, Inc., 8.0% (REIT)                                                             175,000               4,438,000
The Mills Corp., 8.75%, Series E (REIT)                                                   1,720,000              44,926,400
                                                                                                               ------------
                                                                                                                 57,239,400


Total Preferred Stocks (Cost $172,372,472)                                                                      175,811,351
                                                                                                               ------------
Other 1.4%
Innkeepers USA Trust (REIT) (Limited Partnership) (b)
(Cost $9,299,495)                                                                           696,309               9,414,098
                                                                                                               ------------
Cash Equivalents 0.6%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $4,423,886)                                                                         4,423,886               4,423,886
                                                                                                               ------------

                                                                                              % of
                                                                                           Net Assets             Value ($)
                                                                                           ----------             ---------

Total Investment Portfolio  (Cost $941,621,911)                                               149.4           1,021,580,435
Other Assets and Liabilities, Net                                                               1.8              12,247,946
Preferred Stock, at Redemption Value                                                          -51.2            -350,000,000
                                                                                                              -------------
Net Assets                                                                                    100.0             683,828,381
                                                                                                              =============
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange
Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.


                                                    Acquisition                                 As a % of
Restricted Security                              Date                  Cost ($)    Value ($)    Net Assets
-------------------------------------------------------------------------------------------------------------
InnKeepers USA Trust (REIT)
(Limited Partnership)                              November 2004       9,299,495    9,414,098           1.4
-------------------------------------------------------------------------------------------------------------

(c) Affiliated issuers. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended March 31, 2005 with companies which are or were affiliates is as follows:

                                                                                  Realized             Value
                                      Common    Purchase   Sales        Gain/     Dividend               at
Affiliate                             Shares    Cost($)   Cost($)      Loss($)    Income($)          3/31/2005 ($)
-------------------------------------------------------------------------------------------------------------------
American Campus
Communities, Inc.
(REIT)                                 540,102      -     3,438,750      829,457      248,603    11,342,142
-------------------------------------------------------------------------------------------------------------
Amli Residential
Properties Trust
(REIT)                               1,407,800      -             -            -      675,744    38,559,642
-------------------------------------------------------------------------------------------------------------
Feldman Mall
Properties, Inc.
(REIT)                                 837,400      -             -            -      223,670    10,140,914
-------------------------------------------------------------------------------------------------------------
Gables Residential
Trust (REIT)                         1,325,100      -             -            -      798,373    44,125,830
-------------------------------------------------------------------------------------------------------------
Glimcher Realty
Trust (REIT)                         2,062,753      -             -            -      991,772    48,887,246
-------------------------------------------------------------------------------------------------------------
Hersha Hospitality
Trust (REIT)                         2,457,300      -             -            -      442,314    24,499,281
-------------------------------------------------------------------------------------------------------------
Sunstone Hotel
Investors, Inc.
(REIT)                               1,534,400      -             -            -      437,304    32,912,880
-------------------------------------------------------------------------------------------------------------
Windrose Medical
Properties Trust
(REIT)**                                    -       -     7,472,400    1,421,050            -             -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                    -    10,911,150    2,250,507    3,817,780   210,467,935
-------------------------------------------------------------------------------------------------------------

** At March 31, 2005 the fund no longer held Windrose Medical Properties Trust.

REIT:  Real Estate Investment Trust

At March 31, 2005, open interest rate swaps were as follows:


     Effective/                                                                   Cash Flows              Net Unrealized
     Expiration              Notional             Cash Flows Paid               Received by the            Appreciation
       Dates                 Amount($)              by the Fund                      Fund                       (US$)
--------------------------------------------------------------------------------------------------------------------------
     11/26/2003                                                                   USD-Floating
     11/26/2006         87,500,000 +            Fixed - 2.805%                    LIBOR BBA                     1,688,750
--------------------------------------------------------------------------------------------------------------------------
     1/14/2004                                                                    USD-Floating
     1/14/2008          87,500,000 ++           Fixed - 2.992%                    LIBOR BBA                     2,957,500
--------------------------------------------------------------------------------------------------------------------------
     11/26/2003                                                                   USD-Floating
     11/26/2008         87,500,000 +            Fixed - 3.589%                    LIBOR BBA                     2,353,750
--------------------------------------------------------------------------------------------------------------------------
     11/26/2003                                                                   USD-Floating
     11/26/2010         87,500,000 +++          Fixed - 4.064%                    LIBOR BBA                     2,187,500
--------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                               9,187,500
--------------------------------------------------------------------------------------------------------------------------

Counter Party:
+   Bank of America
++ UBS AG
+++ Goldman, Sachs & Co.

LIBOR: Represents the London InterBank Offered Rate
BBA:  British Bankers' Association

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         RREEF Real Estate Fund II, Inc.


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         RREEF Real Estate Fund II, Inc.

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005